Condensed Financial Information of the Company (Details) - Balance Sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 66,345	$ 10,168	¥ 32,314
Short term investments	35,303	5,410	36,416
Other receivables and amounts due from subsidiaries and affiliates	651,533	99,853	1,378,556
Total current assets	753,181	115,431	1,447,286
Non-current assets:
Investment in subsidiaries	3,111,767	476,899	2,855,907
Investment in an affiliate	9,586	1,469	10,670
Total assets	3,874,534	593,799	4,313,863
Current liabilities:
Other payables and accrued expenses	915,738	140,343	1,330,068
Amounts due to subsidiaries	1,125,237	172,450	785,608
Non-current liabilities:
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB266,901 and nil as of December 31, 2019 and 2020, respectively)			266,901
Total liabilities	2,040,975	312,793	2,382,577
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,252,367,264 and 1,073,891,784 shares, of which 1,073,891,784 and 1,073,891,784 shares were outstanding as of December 31, 2019 and 2020, respectively)	8,089	1,240	9,235
Treasury stock			(1,146)
Additional paid-in capital			393
Retained earnings	1,860,465	285,129	1,988,233
Accumulated other comprehensive loss	(34,995)	(5,363)	(65,429)
Total equity	1,833,559	281,006	1,931,286
Total liabilities and shareholders’ equity	¥ 3,874,534	$ 593,799	¥ 4,313,863